Consolidated Schedule of Investments (unaudited)	iShares® India 50 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.3%
Bajaj Auto Ltd.	68,115	$2,970,091
Eicher Motors Ltd.	83,938	3,264,280
Hero MotoCorp Ltd.	77,270	2,553,170
Mahindra & Mahindra Ltd.	576,094	8,672,937
Maruti Suzuki India Ltd.	79,991	8,092,324
Tata Motors Ltd.(a)	1,079,355	5,054,332
		30,607,134
Banks — 27.2%
Axis Bank Ltd.	1,628,414	18,325,576
HDFC Bank Ltd.	2,651,383	52,003,032
ICICI Bank Ltd.	4,198,519	45,158,293
IndusInd Bank Ltd.	391,992	5,762,259
Kotak Mahindra Bank Ltd.	868,923	19,117,436
State Bank of India	2,309,520	17,078,848
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,310,481)(b)	1,741,097	424,145
		157,869,589
Chemicals — 2.2%
Asian Paints Ltd.	271,313	10,086,371
UPL Ltd.	317,059	2,738,355
		12,824,726
Construction & Engineering — 3.1%
Larsen & Toubro Ltd.	727,363	18,281,782

Construction Materials — 1.8%
Grasim Industries Ltd.	225,855	4,688,298
UltraTech Cement Ltd.	69,492	5,831,232
		10,519,530
Consumer Finance — 2.2%
Bajaj Finance Ltd.	160,317	12,699,471

Diversified Financial Services — 7.0%
Bajaj Finserv Ltd.	324,557	6,057,801
Housing Development Finance Corp. Ltd.	1,085,270	34,501,752
		40,559,553
Electric Utilities — 0.9%
Power Grid Corp. of India Ltd.	2,056,991	5,303,343

Food Products — 2.1%
Britannia Industries Ltd.	71,030	3,694,834
Nestle India Ltd.	21,469	5,078,626
Tata Consumer Products Ltd.	363,411	3,363,352
		12,136,812
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	61,438	3,319,995

Independent Power and Renewable Electricity Producers — 1.0%
NTPC Ltd.	2,859,449	5,750,585

Insurance — 1.4%
HDFC Life Insurance Co. Ltd.(c)	594,968	4,064,158
SBI Life Insurance Co. Ltd.(c)	271,030	4,022,642
		8,086,800
IT Services — 14.0%
HCL Technologies Ltd.	636,920	7,987,539
Infosys Ltd.	2,203,267	40,168,421
Tata Consultancy Services Ltd.	616,581	24,248,344
Tech Mahindra Ltd.	373,502	4,580,515
Security	Shares	Value

IT Services (continued)
Wipro Ltd.	891,546	$4,229,317
		81,214,136
Life Sciences Tools & Services — 0.5%
Divi’s Laboratories Ltd.	76,686	3,158,600

Metals & Mining — 2.9%
Hindalco Industries Ltd.	879,059	5,025,511
JSW Steel Ltd.	567,342	5,259,461
Tata Steel Ltd.	4,854,248	6,611,520
		16,896,492
Oil, Gas & Consumable Fuels — 12.7%
Bharat Petroleum Corp. Ltd.	587,471	2,341,865
Coal India Ltd.	1,261,002	3,430,493
Oil & Natural Gas Corp. Ltd.	2,347,015	4,177,865
Reliance Industries Ltd.	2,076,495	63,749,664
		73,699,887
Personal Products — 2.9%
Hindustan Unilever Ltd.	537,328	16,599,916

Pharmaceuticals — 2.7%
Cipla Ltd.	325,426	4,228,013
Dr. Reddy's Laboratories Ltd.	73,158	3,741,585
Sun Pharmaceutical Industries Ltd.	649,781	7,857,800
		15,827,398
Textiles, Apparel & Luxury Goods — 1.4%
Titan Co. Ltd.	251,114	7,879,023

Tobacco — 3.7%
ITC Ltd.	5,303,649	21,229,180

Trading Companies & Distributors — 1.3%
Adani Enterprises Ltd.	164,657	7,667,593

Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	455,002	4,491,327

Wireless Telecommunication Services — 2.5%
Bharti Airtel Ltd.	1,506,941	14,655,174

Total Long-Term Investments — 100.2%
(Cost: $244,749,171)		581,278,046

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	5,050,000	5,050,000

Total Short-Term Securities — 0.9%
(Cost: $5,050,000)		5,050,000

Total Investments — 101.1%
(Cost: $249,799,171)		586,328,046

Liabilities in Excess of Other Assets — (1.1)%		(6,532,588)

Net Assets — 100.0%		$579,795,458

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $424,145, representing 0.1% of its net assets as of period end, and an original cost of $3,310,481.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
December 31, 2022

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,390,000	$—	$(15,340,000	)(a)	$—	$—	$5,050,000	5,050,000	$164,905	$18

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty Index	42	01/25/23	$1,527	$(10,043)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$581,278,046	$—	$581,278,046
Money Market Funds	5,050,000	—	—	5,050,000
	$5,050,000	$581,278,046	$—	$586,328,046
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(10,043)	$—	$(10,043)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3